SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected term of options (years)		11 years
Expected common stock price volatility	91.22%	91.00%
Risk free interest rate, minimum	1.50%	1.48%
Risk free interest rate, maximum	3.30%	1.64%
Expected dividend yield
Minimum [Member]
Expected term of options (years)	5 years 10 months 24 days
Maximum [Member]
Expected term of options (years)	11 years